PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 1,590,563	$ 1,420,506
Less: Accumulated depreciation	(908,238)	(677,488)
Property, plant and equipment, net	682,325	743,018
Plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	1,316,381	1,194,892
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	247,785	200,008
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 26,397	$ 25,606